GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 18, 2015	Feb. 25, 2015	Mar. 31, 2015	Jun. 17, 2014
Organization And Presentation Of Financial Statements [Line Items]
Operating Income (Loss)	$ (11,358)	$ (13,562)
Net Cash Provided by (Used in) Operating Activities	8,581	7,601
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	80,000,000	45,000,000				45,000,000
Proceeds From Issuance Of Common Stock and Warrants	3,754	9,982
Subsequent Event [Member] | February 2015 Private Placement [Member]
Organization And Presentation Of Financial Statements [Line Items]
Proceeds From Issuance Of Common Stock and Warrants			$ 400	$ 1,600	$ 2,000
Subsequent Event [Member] | February 2015 Private Placement [Member] | Warrant [Member]
Organization And Presentation Of Financial Statements [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,643,226
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Organization And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues			2,222,222	9,064,222	11,286,444